Trade and Other Receivables - Other net receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES.
Receivables from employees, Current	$ 14,909,003	$ 13,898,223
Advances to suppliers and creditors, Current	16,531,678	39,345,695
Insurance receivable, current	1,992,920
Other receivables for deposits in transit and others, current	14,702,735	9,662,938
Others, Current	3,933,226	3,939,161
Other receivables, Current	52,069,562	66,846,017
Receivables from employees, Non-current	3,742,925	2,131,377
Advances to suppliers and creditors, Non-current	517,077	515,827
Others, Non-current	571,531	855,115
Other receivables, Non-current	$ 4,831,533	$ 3,502,319